INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Loss on ordinary activities before tax	$ 4,127	$ 1,218
Statutory U.K. income tax rate	19.00%	19.00%
Loss at statutory income tax rate	$ 784	$ 231
Change (increase) in deferred income tax rate	(6,998)
Recognition of deferred tax assets	722
Foreign currency effect	1,098	(2,542)
Other adjustments		96
Research and development credit	42	149	$ 500
Losses (unrecognized)		231
Income tax expense	$ (4,352)	$ (2,297)